STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCK OPTIONS AND WARRANTS
Schedule of Option Activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance outstanding, January 1, 2022	3,698,238	$2.02	2.03	$4,992,621
Granted	2,000,000	-	-	-
Forfeited	-	-	-	-
Exercised	(2,748,797)	-	-	-
Expired	-	-	-	-
Balance outstanding, March 31, 2022	2,949,441	$2.89	4.24	$113,933

Exercisable, March 31, 2022	2,949,411	$2.89	4.24	$113,933

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, January 1, 2020	74,000	$1.32	1.47	$64,800
Granted	-	-	-	-
Forfeited	(12,000)	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	62,000	$1.19	0.60	$242,200
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(25,000)	-	-	-
Balance Outstanding, December 31, 2021	37,000	$1.32	0.01	$75,850

Exercisable, December 31, 2021	37,000	$1.32	0.01	$75,850

Summary of Warrants Activity
Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance outstanding, January 1, 2022	37,000	$1.32	0.01	$75,850
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(37,000)	-	-	-
Balance outstanding, March 31, 2022	-	$-	-	$-

Exercisable, March 31, 2022	-	$-	-	$-

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2020	1,164,673	$6.41	4.01	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	1,164,673	$6.41	3.01	$5,360
Granted	2,533,565	2.02	2.04	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2021	3,698,238	$2.02	2.03	$4,992,621

Exercisable, December 31, 2021	3,698,238	$2.02	2.03	$4,992,621